VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Communication Services: 1.5%
344,671		Entravision Communications Corp.	$ 699,682	0.3
66,583		Fox Corp. - Class B	1,523,419	0.6
34,211		Rogers Communications, Inc.	1,427,950	0.6
30,030		Townsquare Media, Inc.	138,439	0.0
			3,789,490	1.5

		Consumer Discretionary: 6.1%
71,964	(1),(2)	Accel Entertainment, Inc.	539,730	0.2
25,700		Advance Auto Parts, Inc.	2,398,324	0.9
13,077	(2)	Aptiv PLC	643,911	0.3
63,961		BorgWarner, Inc.	1,558,730	0.6
34,587		Genuine Parts Co.	2,328,743	0.9
74,652	(1)	Honda Motor Co., Ltd. ADR	1,676,684	0.7
33,337	(2)	MarineMax, Inc.	347,371	0.1
26,198	(1),(2)	OneWater Marine, Inc.	200,415	0.1
39,301		Penske Auto Group, Inc.	1,100,428	0.4
23,157		Pulte Group, Inc.	516,864	0.2
39,892	(1),(2)	Red Robin Gourmet Burgers, Inc.	339,880	0.1
33,371		Sodexo SA	2,241,039	0.9
7,043		Target Corp.	654,788	0.3
25,639	(1)	Thor Industries, Inc.	1,081,453	0.4
			15,628,360	6.1

		Consumer Staples: 7.0%
85,834		Conagra Brands, Inc.	2,518,370	1.0
25,295	(2)	Edgewell Personal Care Co.	609,104	0.2
11,472	(2)	Hain Celestial Group, Inc.	297,928	0.1
19,638		JM Smucker Co.	2,179,818	0.9
12,527		Kellogg Co.	751,495	0.3
6,932		Kimberly-Clark Corp.	886,395	0.4
112,075		Koninklijke Ahold Delhaize NV	2,610,964	1.0
26,897		Mondelez International, Inc.	1,347,002	0.5
211,786		Orkla ASA	1,814,522	0.7
21,156	(1)	Reynolds Consumer Products, Inc.	617,120	0.2
56,133		Spectrum Brands Holdings, Inc.	2,041,557	0.8
33,742		Sysco Corp.	1,539,647	0.6
16,778	(1)	Weis Markets, Inc.	698,971	0.3
			17,912,893	7.0

		Energy: 2.1%
118,720		Baker Hughes Co.	1,246,560	0.5
26,177		Cactus, Inc.	303,653	0.1
66,083		ConocoPhillips	2,035,356	0.8
54,934	(2)	Earthstone Energy, Inc.	96,684	0.0
48,847	(1)	Imperial Oil Ltd.	552,232	0.2
46,491	(2)	Magnolia Oil & Gas Corp.	185,964	0.1
136,985	(1),(2)	NCS Multistage Holdings, Inc.	87,670	0.0
117,648		Noble Energy, Inc.	710,594	0.3
13,863		Schlumberger Ltd.	187,012	0.1
			5,405,725	2.1

		Financials: 24.9%
48,183		Aflac, Inc.	1,649,786	0.6
21,856		Ameriprise Financial, Inc.	2,239,803	0.9
12,000		Ameris Bancorp.	285,120	0.1
14,320		Amerisafe, Inc.	923,210	0.4
23,818		Ares Management Corp.	736,691	0.3
5,498		Arthur J. Gallagher & Co.	448,142	0.2
40,678		Axis Capital Holdings Ltd.	1,572,205	0.6
100,662		BankUnited, Inc.	1,882,379	0.7
2,745		BlackRock, Inc.	1,207,718	0.5
12,427		Brown & Brown, Inc.	450,106	0.2
161,466		Capitol Federal Financial, Inc.	1,874,620	0.7
30,863		Chubb Ltd.	3,447,088	1.3
58,527		Comerica, Inc.	1,717,182	0.7
42,368	(1)	Commerce Bancshares, Inc.	2,133,229	0.8
140,894	(1),(3)	Compass Diversified Holdings	1,887,980	0.7
59,225	(2)	CrossFirst Bankshares, Inc.	497,490	0.2
145,656	(2)	Donnelley Financial Solutions, Inc.	767,607	0.3
144,016		First Hawaiian, Inc.	2,380,584	0.9
5,687		Globe Life, Inc.	409,293	0.2
3,058		Hanover Insurance Group, Inc.	276,994	0.1
45,672		Hilltop Holdings, Inc.	690,561	0.3
146,729		Home Bancshares, Inc./Conway AR	1,759,281	0.7
26,874		Independent Bank Group, Inc.	636,376	0.3
35,583		James River Group Holdings Ltd.	1,289,528	0.5
16,779		M&T Bank Corp.	1,735,452	0.7
72,711		Northern Trust Corp.	5,486,772	2.1
41,516		Origin Bancorp, Inc.	840,699	0.3
31,250		Pacific Premier Bancorp, Inc.	588,750	0.2
9,119		PNC Financial Services Group, Inc.	872,871	0.3
144,798		ProAssurance Corp.	3,619,950	1.4
34,076	(2)	ProSight Global, Inc.	332,241	0.1
32,290		Prosperity Bancshares, Inc.	1,557,992	0.6
21,405		Reinsurance Group of America, Inc.	1,801,017	0.7
4,754		RenaissanceRe Holdings Ltd.	709,867	0.3
16,752		Signature Bank	1,346,693	0.5
3,892		South State Corp.	228,577	0.1
30,206		State Street Corp.	1,609,074	0.6
14,469		T. Rowe Price Group, Inc.	1,412,898	0.6
31,489	(2)	Texas Capital Bancshares, Inc.	698,111	0.3
25,764		TowneBank/Portsmouth VA	466,071	0.2
106,376		Truist Financial Corp.	3,280,636	1.3
50,906		UMB Financial Corp.	2,361,020	0.9
252,483	(1)	Valley National Bancorp	1,845,651	0.7
19,843		Westamerica Bancorp.	1,166,371	0.5

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
810		White Mountains Insurance Group Ltd.	$ 737,100	0.3
			63,860,786	24.9

		Health Care: 11.4%
56,679		Cardinal Health, Inc.	2,717,191	1.1
28,608		Cerner Corp.	1,802,018	0.7
79,631	(2)	Envista Holdings Corp.	1,189,687	0.5
32,790	(2)	Henry Schein, Inc.	1,656,551	0.6
57,343	(2)	Hologic, Inc.	2,012,739	0.8
21,245		McKesson Corp.	2,873,599	1.1
51,054		Patterson Cos., Inc.	780,616	0.3
55,269	(2)	Premier, Inc.	1,808,402	0.7
24,696	(2)	Providence Service Corp.	1,355,316	0.5
29,325		Quest Diagnostics, Inc.	2,354,798	0.9
41,449	(4)	Siemens Healthineers AG	1,602,276	0.7
27,753		Universal Health Services, Inc.	2,749,767	1.1
60,867		Zimmer Biomet Holdings, Inc.	6,152,436	2.4
			29,055,396	11.4

		Industrials: 17.5%
1,353	(2)	Arcosa, Inc.	52,900	0.0
118,976		BAE Systems PLC	764,421	0.3
27,208		Brink's Co.	1,416,176	0.6
78,580	(2)	Ceco Environmental Corp.	366,969	0.1
157,117	(2)	Charah Solutions, Inc.	268,670	0.1
37,173	(2)	Colfax Corp.	736,025	0.3
17,936		Cummins, Inc.	2,427,100	0.9
39,752		Deluxe Corp.	1,030,769	0.4
15,974	(2)	DXP Enterprises, Inc.	195,841	0.1
19,232	(1),(2)	Dycom Industries, Inc.	493,301	0.2
77,576		Emerson Electric Co.	3,696,496	1.4
29,021		EnPro Industries, Inc.	1,148,651	0.4
37,686	(2)	Foundation Building Materials, Inc.	387,789	0.2
13,049		General Dynamics Corp.	1,726,513	0.7
12,551	(2)	GMS, Inc.	197,427	0.1
24,477		Graham Corp.	315,753	0.1
42,251	(1)	Healthcare Services Group, Inc.	1,010,222	0.4
114,958		Heartland Express, Inc.	2,134,770	0.8
26,809		Hubbell, Inc.	3,076,065	1.2
12,954		Hurco Cos, Inc.	376,961	0.1
184,290		IMI PLC	1,701,286	0.7
173,567	(2)	Innerworkings, Inc.	203,073	0.1
110,876		Johnson Controls International plc	2,989,217	1.2
19,087		Korn Ferry	464,196	0.2
16,775		Luxfer Holdings PLC	237,199	0.1
455		Luxfer Holdings PLC ADR	6,434	0.0
36,818		MSC Industrial Direct Co.	2,023,886	0.8
18,853		Norfolk Southern Corp.	2,752,538	1.1
10,735	(1),(2)	NV5 Global, Inc.	443,248	0.2
195,149		nVent Electric PLC	3,292,164	1.3
33,090		Paccar, Inc.	2,022,792	0.8
14,497		Republic Services, Inc.	1,088,145	0.4
47,334		Southwest Airlines Co.	1,685,564	0.7
61,760		Textron, Inc.	1,647,139	0.6
34,262		Timken Co.	1,108,033	0.4
6,792		Unifirst Corp.	1,026,203	0.4
2,705		Valmont Industries, Inc.	286,676	0.1
			44,800,612	17.5

		Information Technology: 8.5%
6,023	(2)	Advanced Energy Industries, Inc.	292,055	0.1
49,631		Applied Materials, Inc.	2,274,092	0.9
38,830		Avnet, Inc.	974,633	0.4
15,537		Belden, Inc.	560,575	0.2
9,418		Cass Information Systems, Inc.	331,137	0.1
11,531	(2)	Coherent, Inc.	1,227,014	0.5
46,473		EVERTEC, Inc.	1,056,331	0.4
15,070	(2)	F5 Networks, Inc.	1,606,914	0.6
97,911		HP, Inc.	1,699,735	0.7
43,021	(1),(2)	II-VI, Inc.	1,226,098	0.5
61,862		Kulicke & Soffa Industries, Inc.	1,291,060	0.5
11,069		LogMeIn, Inc.	921,826	0.4
45,502		Maxim Integrated Products	2,211,852	0.9
14,267		Microchip Technology, Inc.	967,303	0.4
15,458		Sapiens International Corp. NV	294,011	0.1
28,511		TE Connectivity Ltd.	1,795,623	0.7
5,903	(2)	Tech Data Corp.	772,408	0.3
82,220	(2)	Teradata Corp.	1,684,688	0.6
16,626		TTEC Holdings, Inc.	610,507	0.2
			21,797,862	8.5

		Materials: 5.5%
5,259		Eagle Materials, Inc.	307,231	0.1
247,005		Graphic Packaging Holding Co.	3,013,461	1.2
29,627		Minerals Technologies, Inc.	1,074,275	0.4
120,680		Mondi PLC	2,036,546	0.8
24,178		Packaging Corp. of America	2,099,376	0.8
64,492		Silgan Holdings, Inc.	1,871,558	0.7
47,655		Sonoco Products Co.	2,208,809	0.9
94,377	(1)	Tecnoglass, Inc.	364,295	0.1
42,936		WestRock Co.	1,213,371	0.5
			14,188,922	5.5

		Real Estate: 5.9%
109,905		Brandywine Realty Trust	1,156,201	0.5
14,638		CareTrust REIT, Inc.	216,496	0.1
28,407		Cousins Properties, Inc.	831,473	0.3
107,627		Empire State Realty Trust, Inc.	964,338	0.4
12,212		Four Corners Property Trust, Inc.	228,486	0.1
6,592		Highwoods Properties, Inc.	233,489	0.1
84,893		Kite Realty Group Trust	803,937	0.3
29,434		Lexington Realty Trust	292,280	0.1
84,582		MGM Growth Properties LLC	2,002,056	0.8
5,452		National Health Investors, Inc.	269,983	0.1
1		Omega Healthcare Investors, Inc.	26	0.0
51,939		Physicians Realty Trust	724,030	0.3

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
92,329	Piedmont Office Realty Trust, Inc.	$ 1,630,530	0.6
9,563	Sabra Healthcare REIT, Inc.	104,428	0.0
36,423	Summit Hotel Properties, Inc.	153,705	0.1
35,447	Weingarten Realty Investors	511,500	0.2
52,880	Welltower, Inc.	2,420,846	0.9
156,299	Weyerhaeuser Co.	2,649,268	1.0
		15,193,072	5.9

	Utilities: 7.2%
17,321	Ameren Corp.	1,261,489	0.5
15,394	Atmos Energy Corp.	1,527,547	0.6
63,541	Edison International	3,481,411	1.4
16,576	Eversource Energy	1,296,409	0.5
32,702	NorthWestern Corp.	1,956,561	0.8
38,346	Pinnacle West Capital Corp.	2,906,243	1.1
30,709	Spire, Inc.	2,287,206	0.9
6,647	WEC Energy Group, Inc.	585,800	0.2
49,978	Xcel Energy, Inc.	3,013,673	1.2
		18,316,339	7.2

	Total Common Stock
	(Cost $324,570,606)	249,949,457	97.6

EXCHANGE-TRADED FUNDS: 0.4%
14,324	iShares Russell Mid-Cap Value ETF	918,026	0.4

	Total Exchange-Traded Funds
	(Cost $923,751)	918,026	0.4

	Total Long-Term Investments
	(Cost $325,494,357)	250,867,483	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Repurchase Agreements: 2.5%
1,494,981	(5) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,494,982, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,524,881, due 05/01/20-02/20/70)	1,494,981	0.6
1,494,981	(5) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,494,982, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,524,881, due 04/15/20-01/01/59)	1,494,981	0.6
1,494,981	(5) HSBC Securities USA, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,494,981, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,524,881, due 02/01/30-03/01/56)	1,494,981	0.6
1,494,981	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,494,981, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,524,881, due 07/15/20-02/20/50)	1,494,981	0.6
443,183	(5) TD Securities (USA) LLC, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $443,183, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $452,047, due 01/01/44-08/01/48)	443,183	0.1

	Total Repurchase Agreements
	(Cost $6,423,107)	6,423,107	2.5

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
4,703,833	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $4,703,833)	$ 4,703,833	1.8

	Total Short-Term Investments
	(Cost $11,126,940)	11,126,940	4.3

	Total Investments in Securities (Cost $336,621,297)	$ 261,994,423	102.3
	Liabilities in Excess of Other Assets	(5,772,121)	(2.3)
	Net Assets	$ 256,222,302	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Security is a Master Limited Partnership.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$3,789,490	$–	$–	$3,789,490
Consumer Discretionary	13,387,321	2,241,039	–	15,628,360
Consumer Staples	13,487,407	4,425,486	–	17,912,893
Energy	5,405,725	–	–	5,405,725
Financials	63,860,786	–	–	63,860,786
Health Care	27,453,120	1,602,276	–	29,055,396
Industrials	42,334,905	2,465,707	–	44,800,612
Information Technology	21,797,862	–	–	21,797,862
Materials	12,152,376	2,036,546	–	14,188,922
Real Estate	15,193,072	–	–	15,193,072
Utilities	18,316,339	–	–	18,316,339
Total Common Stock	237,178,403	12,771,054	–	249,949,457
Exchange-Traded Funds	918,026	–	–	918,026
Short-Term Investments	4,703,833	6,423,107	–	11,126,940
Total Investments, at fair value	$242,800,262	$19,194,161	$–	$261,994,423
Other Financial Instruments+
Forward Foreign Currency Contracts	–	78,664	–	78,664
Total Assets	$242,800,262	$19,272,825	$–	$262,073,087

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(591,108)	$–	$(591,108)
Total Liabilities	$–	$(591,108)	$–	$(591,108)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 69,255	JPY 7,670,732	Bank of America N.A.	06/30/20	$(2,354)
JPY 6,739,760	USD 61,429	Bank of America N.A.	06/30/20	1,490
JPY 10,451,549	USD 94,494	Bank of America N.A.	06/30/20	3,076
JPY 3,816,905	USD 35,425	Bank of America N.A.	06/30/20	208
USD 1,157,074	JPY 124,894,572	Bank of America N.A.	06/30/20	(8,875)
USD 252,238	EUR 231,439	Credit Suisse AG	06/30/20	(3,888)
EUR 176,933	USD 189,494	Credit Suisse AG	06/30/20	6,313
USD 175,508	EUR 162,756	Credit Suisse AG	06/30/20	(4,609)
USD 151,336	EUR 140,898	Credit Suisse AG	06/30/20	(4,592)
USD 5,026,446	EUR 4,622,912	Credit Suisse AG	06/30/20	(89,585)
USD 1,373,245	NOK 15,711,980	Goldman Sachs & Co.	06/30/20	(138,506)
USD 76,178	NOK 799,280	Goldman Sachs & Co.	06/30/20	(726)
USD 59,319	NOK 619,262	Goldman Sachs & Co.	06/30/20	(264)
USD 109,388	NOK 1,148,515	Goldman Sachs & Co.	06/30/20	(308)
NOK 975,698	USD 87,058	Goldman Sachs & Co.	06/30/20	6,820
NOK 727,273	USD 69,173	Goldman Sachs & Co.	06/30/20	802
GBP 258,198	USD 298,464	JPMorgan Chase Bank N.A.	06/30/20	22,726
USD 107,492	GBP 86,556	JPMorgan Chase Bank N.A.	06/30/20	(181)
GBP 144,708	USD 179,388	JPMorgan Chase Bank N.A.	06/30/20	623
USD 3,935,270	GBP 3,377,624	JPMorgan Chase Bank N.A.	06/30/20	(266,384)
GBP 165,255	USD 194,425	JPMorgan Chase Bank N.A.	06/30/20	11,146
GBP 169,159	USD 195,353	JPMorgan Chase Bank N.A.	06/30/20	15,077
USD 212,216	GBP 174,363	JPMorgan Chase Bank N.A.	06/30/20	(4,686)
USD 138,303	GBP 116,138	JPMorgan Chase Bank N.A.	06/30/20	(6,169)
CAD 66,451	USD 46,241	Morgan Stanley	06/30/20	1,018
CAD 207,102	USD 142,800	Morgan Stanley	06/30/20	4,488
USD 1,450,333	CAD 2,114,441	Morgan Stanley	06/30/20	(53,436)
CAD 109,621	USD 77,558	Morgan Stanley	06/30/20	403
USD 150,119	CAD 215,503	Morgan Stanley	06/30/20	(3,145)
USD 115,067	CAD 165,553	Morgan Stanley	06/30/20	(2,672)
USD 234,564	CAD 333,778	Morgan Stanley	06/30/20	(389)
USD 66,566	CAD 94,075	Morgan Stanley	06/30/20	(339)
CAD 171,623	USD 117,583	Morgan Stanley	06/30/20	4,474
				$(512,444)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $342,792,706.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,168,539
Gross Unrealized Depreciation	(86,278,661)
Net Unrealized Depreciation	$(81,110,122)